Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended	147 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Litigation	Dec. 31, 2013 Government Contract Billing Matter	Jun. 30, 2013 State of Massachusetts Assessment	Jun. 30, 2012 State of Massachusetts Assessment	Nov. 30, 2011 Italy Fire item	Dec. 31, 2013 Italy Fire item
Self-Insurance Liabilities
Self-insurance accruals	$ 32,850	$ 34,806
Commitments and Contingencies
Loss contingencies, reasonably possible loss exposure in excess of the amount currently accrued			46,500
Total revenue billed and recorded from October 1, 2001 through December 31, 2013				73,100
Aggregate amount of assessed tax including tax, interest and penalties					$ 4,120	$ 8,191
Number of customer lawsuits							3
Number of customer lawsuits settled								3